Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2017	$ 176
2018	114
2019	44
2020	17
2021	5
Total	$ 356